Events occurred after the reporting date (Details Textual)	Feb. 23, 2021 USD ($) shares	Feb. 23, 2021 HUF (Ft) shares	Feb. 09, 2021 USD ($)	Feb. 17, 2021 USD ($)	Jan. 22, 2021 USD ($) shares	Jan. 07, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 25, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of Events occurred after the reporting date [Line Items]
Arbitration claims payable							$ 166,783,000		$ 145,255,000	$ 138,019,000	$ 93,446,000
Increase in the authorized capital [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Increase in the authorized Capital					$ 1,100,000,000
Increase in the authorized capital [Member] | Series B preferred shares [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Shares subscribed but not yet issued | shares					22,442,580
Number of shares withdrawn | shares	648	648
Percentage of shares withdrawn	0.0004%	0.0004%
Increase in the authorized capital [Member] | Series A Preferred Shares [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Percentage of shares withdrawn	0.50%	0.50%
Arbitration claim [Member] | Oceana vega [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Arbitration claims payable						$ 377,000
Claim due for work related accident [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Compensation payable to subcontractors employee for accident								$ 718,000
Dispute settlement with related party [Member] | Sichuan SQM Migao Chemical Fertilizers Co Ltda. [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Proceeds from settlement of dispute			$ 11,500,000
Project study [Member] | 2021 to 2025 [Member] | Mount Holland Lithium [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Investment in a project joint operations				$ 700,000,000
Threshold limit on related party transactions [Member] | Empressa National De Telecommunication SA And Pcs Telcommunications SA [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Transactions with related party	$ 5,000,000
Board resolution for related party transactions subject to prescribed limits [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Minimum ownership percentage to be maintained with counterparties	95.00%	95.00%
Materiality in determning the related party transactions | Ft		Ft 3,000